Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	$ 405,890	$ 456,325	$ 505,639	$ 552,174
Vessels and equipment	2,325,097	2,654,466
Operating Lease, Right-of-Use Asset	52,961	159,638
Other (2)
Short-term Debt	10,000	50,000
Long-term Debt	(2,055,107)	(2,827,152)
Finance Lease, Liability	1,700,965	1,825,692
Derivative Liability, Current	(58,186)	(39,263)
Accrued Liabilities | Accrued interest
Other (2)
Derivative Liability, Current	(6,100)	3,400
Level 2 | Carrying Amount Asset (Liability)
Other (2)
Short-term Debt	10,000	50,000
Finance Lease, Liability	1,700,965	1,825,692
Level 2 | Fair Value Asset (Liability)
Other (2)
Short-term Debt, Fair Value	(10,000)	(50,000)
Finance Lease, Liability	1,868,667	1,877,558
Recurring | Level 1 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	405,890	454,867
Recurring | Level 1 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	405,890	454,867
Recurring | Level 2 | Interest Rate Swap Agreements | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	3,099
Derivative Liability	(77,873)	(52,453)
Recurring | Level 2 | Interest Rate Swap Agreements | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	3,099
Derivative Liability	(77,873)	(52,453)
Recurring | Level 2 | Cross Currency Interest Swap Agreement | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	4,505	0
Derivative Liability	(20,022)	(42,104)
Recurring | Level 2 | Cross Currency Interest Swap Agreement | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	4,505	0
Derivative Liability	(20,022)	(42,104)
Recurring | Level 2 | Foreign Currency Contracts | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	202
Recurring | Level 2 | Foreign Currency Contracts | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	202
Recurring | Level 2 | Forward freight agreements | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	86
Recurring | Level 2 | Forward freight agreements | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	86
Non-recurring | Level 2 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	99,967	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	31,680	37,240
Operating Lease, Right-of-Use Asset	1,799	0
Non-recurring | Level 2 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	99,967	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	31,680	37,240
Operating Lease, Right-of-Use Asset	1,799	0
Public [Member] | Level 1 | Carrying Amount Asset (Liability)
Other (2)
Long-term Debt	(587,913)	(619,794)
Public [Member] | Level 1 | Fair Value Asset (Liability)
Other (2)
Long-term Debt, Fair Value	597,281	655,977
Private [Member] | Level 2 | Carrying Amount Asset (Liability)
Other (2)
Long-term Debt	(1,467,194)	(2,207,358)
Private [Member] | Level 2 | Fair Value Asset (Liability)
Other (2)
Long-term Debt, Fair Value	$ 1,481,093	$ 2,180,440